Long-term Debt and Capital Structure - Schedule of Mandatory Debt Payments (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Apr. 07, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 6,774		$ 7,650
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		6,774		$ 7,650	$ 2,900
Total Debt Principal, (CAD equivalent)	$ 9,241		$ 9,597
Long-term Borrowings [Member] | Less Than 1 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500
Total Debt Principal, (CAD equivalent)	682
Long-term Borrowings [Member] | Later than three years and not later than four years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500
Total Debt Principal, (CAD equivalent)	682
Long-term Borrowings [Member] | Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		450
Total Debt Principal, (CAD equivalent)	614
Long-term Borrowings [Member] | 5 Years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 5,324
Total Debt Principal, (CAD equivalent)	$ 7,263